Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Major Components of Income Tax Expense

(a)	Components of income tax expense:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Current income tax:
Current income tax on profits for the period	326,057	408,788	636,876
Income tax on unappropriated retained earnings	28,165	74,540	105,665
Prior year income tax under (over) estimation	3,729	(5,016)	(133,923)

Total current income tax	357,951	478,312	608,618

Deferred income tax:
Relating to origination and reversal of temporary differences	101,441	35,367	(14,237)
Impact of change in tax rate	(2,774)	—	—

Total deferred income tax	98,667	35,367	(14,237)

Income tax expense	456,618	513,679	594,381

Deferred Tax Charged to Other Comprehensive Income
(b)	The income tax (charge)/credit relating to components of other comprehensive income are as follows:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	17,005	(7,016)	34,794
Remeasurement of defined benefit obligations	(11,992)	4,183	(10,398)
Impact of change in tax rate	(887)	—	—

	4,126	(2,833)	24,396

Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax
b)	Reconciliation of income tax expense and the accounting profit:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Tax calculated based on profit before tax and statutory tax rate	356,488	606,917	595,258
Effects from adjustments based on regulation	81,042	(162,924)	26,974
Temporary difference not recognized as deferred tax assets	(10,951)	(608)	(4)
Prior year income tax under (over) estimation	3,729	(5,016)	(133,923)
Income tax on unappropriated retained earnings	28,165	74,540	105,665
Impact of change in tax rate	(2,774)	—	—
Effect of different tax rates in countries in which the Group operates	919	770	411

Income tax expense	456,618	513,679	594,381

Details of Deferred Tax Assets (Liabilities)
c)	The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:

	2018
	January 1	Effects on initial application of IFRS 9 and IFRS 15	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	9,132	(770)	(1,130)	—	7,232
Property, plant and equipment	55,494	—	8,689	—	64,183
Provisions	21,643	—	(9,247)	—	12,396
Deferred revenue	39,485	—	(5,329)	—	34,156
Net defined benefit liability	78,451	—	7,889	14,403	100,743
Unrealized exchange losses	8,167	144	(4,736)	—	3,575
Investment tax credit	—	—	4,420	—	4,420
Others	—	—	11	—	11

Total	212,372	(626)	567	14,403	226,716

Deferred tax liabilities
Property, plant and equipment	(174,293)	—	(107,301)	—	(281,594)
Contract assets	—	(8,067)	8,067	—	—
Financial assets at fair value through other comprehensive income	—	(8,636)	—	(18,529)	(27,165)

Total	(174,293)	(16,703)	(99,234)	(18,529)	(308,759)

Information presented on statements of financial position:
Deferred tax assets	212,372				226,716

Deferred tax liabilities	(174,293)				(308,759)

	2019
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	7,232	5,468	—	12,700
Property, plant and equipment	64,183	(25,515)	—	38,668
Provisions	12,396	(6,796)	—	5,600
Deferred revenue	34,156	(6,506)	—	27,650
Net defined benefit liability	100,743	(3,948)	(4,183)	92,612
Unrealized exchange losses	3,575	13,721	—	17,296
Investment tax credit	4,420	(4,420)	—	—
Others	11	15	—	26

Total	226,716	(27,981)	(4,183)	194,552

Deferred tax liabilities
Property, plant and equipment	(281,594)	(7,386)	—	(288,980)
Financial assets at fair value through other comprehensive income	(27,165)	—	7,016	(20,149)

Total	(308,759)	(7,386)	7,016	(309,129)

Information presented on statements of financial position
Deferred tax assets	226,716			194,552

Deferred tax liabilities	(308,759)			(309,129)

	2020
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	12,700	3,263	—	15,963
Property, plant and equipment	38,668	(2,267)	—	36,401
Provisions	5,600	(2,922)	—	2,678
Deferred revenue	27,650	(6,506)	—	21,144
Net defined benefit liability	92,612	(4,089)	10,398	98,921
Unrealized exchange losses	17,296	(7,381)	—	9,915
Others	26	643	—	669

Total	194,552	(19,259)	10,398	185,691

Deferred tax liabilities
Property, plant and equipment	(288,980)	33,496	—	(255,484)
Financial assets at fair value through other comprehensive income	(20,149)	—	(34,794)	(54,943)

Total	(309,129)	33,496	(34,794)	(310,427)

Information presented on statements of financial position
Deferred tax assets	194,552			185,691

Deferred tax liabilities	(309,129)			(310,427)